Option and Incentive Plans (Details 1) (CNH EIP [Member], USD $)	12 Months Ended
Dec. 31, 2012
Outstanding stock options
Options Outstanding, Aggregate Intrinsic Value	$ 15,509,897
Options Exercisable, Aggregate Intrinsic Value	8,224,390
Range of Exercise Price One [Member]
Outstanding stock options
Minimum Exercise Price	$ 13.58
Maximum Exercise Price	$ 29.99
Shares Outstanding	188,990
Options Outstanding, Weighted-Average Contractual Life	2 years 1 month 6 days
Options Outstanding, Weighted-Average Exercise Price	$ 13.58
Options Outstanding, Aggregate Intrinsic Value	5,047,923
Shares Exercisable	188,990
Options Exercisable, Weighted-Average Contractual Life	2 years 1 month 6 days
Options Exercisable, Weighted-Average Exercise Price	$ 13.58
Options Exercisable, Aggregate Intrinsic Value	5,047,923
Range of Exercise Price Two [Member]
Outstanding stock options
Minimum Exercise Price	$ 30.00
Maximum Exercise Price	$ 41.99
Shares Outstanding	2,263,852
Options Outstanding, Weighted-Average Contractual Life	4 years
Options Outstanding, Weighted-Average Exercise Price	$ 35.90
Options Outstanding, Aggregate Intrinsic Value	10,461,974
Shares Exercisable	391,532
Options Exercisable, Weighted-Average Contractual Life	2 years 10 months 24 days
Options Exercisable, Weighted-Average Exercise Price	$ 32.18
Options Exercisable, Aggregate Intrinsic Value	3,176,467
Range of Exercise Price Three [Member]
Outstanding stock options
Minimum Exercise Price	$ 42.00
Maximum Exercise Price	$ 57.30
Shares Outstanding	2,162,275
Options Outstanding, Weighted-Average Contractual Life	3 years 7 months 6 days
Options Outstanding, Weighted-Average Exercise Price	$ 47.57
Options Outstanding, Aggregate Intrinsic Value
Shares Exercisable	935,718
Options Exercisable, Weighted-Average Contractual Life	3 years
Options Exercisable, Weighted-Average Exercise Price	$ 48.06
Options Exercisable, Aggregate Intrinsic Value